SUPPLEMENT DATED APRIL 1, 2022

To the

PROSPECTUS DATED MAY 1, 2007- MERRILL LYNCH RETIREMENT POWERSM

PROSPECTUS DATED MAY 1, 2005- MERRILL LYNCH RETIREMENT OPTIMIZERSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity Separate Account A

PROSPECTUS DATED MAY 1, 2004- MERRILL LYNCH RETIREMENT POWERSM,

MERRILL LYNCH RETIREMENT OPTIMIZERSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML of New York Variable Annuity Separate Account A

Effective on or about April 29, 2022, based on changes to the underlying portfolios, the following name change will occur:

Existing Fund Name	New Fund Name
Invesco V.I. International Growth Fund	Invesco V.I. EQV International Fund

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.